Related party transactions	6 Months Ended
Jun. 30, 2023
Related party transactions
Related party transactions

5.    Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 32.2% of the Company’s outstanding shares at June 30, 2023. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively Fresenius SE Companies) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company also provides administrative services to one of its equity method investees.

The Company sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (FMCH) purchases heparin supplied by Fresenius Kabi USA, Inc. (Kabi USA), through an independent group purchasing organization (GPO). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

In December 2010, the Company and Galenica Ltd. (now known as CSL Vifor) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as into certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd.

Under the CMS Comprehensive End-Stage Renal Disease (ESRD) Care Model, the Company and participating physicians formed entities known as ESRD Seamless Care Organizations (ESCOs) as part of a payment and care delivery model that seeks to deliver better health outcomes for Medicare ESRD patients while lowering CMS’s costs. The Company entered into participation/service agreements with these ESCOs, which are accounted for as equity method investees. These ESCOs are expected to be dissolved during the second half of 2023.

In October 2019, CMS released a request for applications to participate in its new Comprehensive Kidney Care Contracting (CKCC) model. Under the CKCC model, renal health care providers participate by forming an entity known as a Kidney Care Entity (KCE). Through the KCE, renal health care providers take responsibility for the total cost and quality of care for Medicare beneficiaries with CKD stages 4 and 5 as well as Medicare beneficiaries with ESRD. In order to participate, KCEs must include nephrologists and transplant providers, and dialysis providers and other third parties are permitted to participate. As of June 30, 2023, the Company was participating in 24 KCEs (December 31, 2022: 20). The Company entered into participation/service agreements with these KCEs, which are accounted for as equity method investees. Due to the uncertainty regarding amounts to be reimbursed by CMS, the Company records revenue in arrears for these KCEs once reconciliations of reimbursement amounts have been provided by CMS.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above-described transactions with related parties.

Service agreements and products with related parties

in € THOUS

	For the six months ended		For the six months ended
	June 30, 2023		June 30, 2022		June 30, 2023		December 31, 2022
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	73	20,196	68	22,974	—	4,001	26	2,820
Fresenius SE affiliates	5,972	34,602	2,084	47,047	928	7,014	1,168	8,585
Equity method investees(2)	(1,213)	—	26,614	—	62,964	—	120,507	—
Total	4,832	54,798	28,766	70,021	63,892	11,015	121,701	11,405

Products
Fresenius SE affiliates	35,641	21,414	31,210	19,320	18,627	9,344	16,078	5,826
Equity method investees	—	245,697	—	207,747	—	77,827	—	73,563
Total	35,641	267,111	31,210	227,067	18,627	87,171	16,078	79,389

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,501 and €6,520 at June 30, 2023 and December 31, 2022, respectively.
(2)	For the six months ended June 30, 2023, sales of goods and services to equity method investees included a $4,683 (€4,334) adjustment to savings received in connection with the Company’s KCEs based on an adjustment in CMS’s calculated savings rate for the first performance year.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany, and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2032 and will continue in effect after the Conversion. For further information regarding the Conversion, see note 14.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties

in € THOUS

	For the six months ended June 30, 2023			For the six months ended June 30, 2022			June 30, 2023		December 31, 2022
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	4,457	704	200	4,066	268	741	37,417	38,315	38,688	39,626
Fresenius SE affiliates	8,906	654	—	6,858	491	—	111,007	112,582	112,684	114,077
Total	13,363	1,358	200	10,924	759	741	148,424	150,897	151,372	153,703

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

c)    Financing

The Company has received short-term financing from and, in previous periods, provided short-term financing to Fresenius SE. In February 2023, the Company ended its participation in Fresenius SE’s cash management system, which was previously utilized for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. The Company established its own cash management system in March 2023. As of December 31, 2022, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €1,477. The interest rates for these cash management arrangements were set on a daily basis and were based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009 and November 28, 2013, the Company borrowed €1,500 and €1,500, respectively, from the General Partner. The loan repayments were extended periodically and combined into a single borrowing during 2022 with an interest rate of 1.3348%. Upon effectiveness of the Conversion, Management AG has the right to receive the amounts borrowed at any time. For further information regarding the Conversion, see note 14.

The Company and Fresenius SE have agreed to terminate the uncommitted revolving credit facility, effective upon the Conversion. For further information on this loan agreement, see note 7.

At December 31, 2022, the Company borrowed from Fresenius SE in the amount of €1,000 at an interest rate of 2.468%. For further information on this loan agreement, see note 7.

d)    Key management personnel

Due to the Company’s legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €16,046 and €14,367 for its management services during the six months ended June 30, 2023 and 2022, respectively. As of June 30, 2023 and December 31, 2022, the Company had accounts receivable from the General Partner in the amount of €4,799 and €816, respectively. As of June 30, 2023 and December 31, 2022, the Company had accounts payable to the General Partner in the amount of €719 and €27,289, respectively.

Upon effectiveness of the Conversion, the General Partner will exit the Company and will no longer be entitled to reimbursement of the remuneration of its board members (other than outstanding amounts, if any, for service prior to the effective date of the Conversion). The members of the FME AG Supervisory Board and the FME AG management board, as key management personnel, as well as their close relatives, will be considered related parties of FME AG. For further information regarding the Conversion, see note 14.